Business segments (Long-lived Assets by Geographic Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,168,230	$ 1,318,943	$ 1,350,779
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	869,388	932,173	961,487
Europe & Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	202,852	313,589	346,017
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	83,688	59,207	28,839
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	8,192	9,132	9,465
Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,189	3,192	3,182
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 921	$ 1,650	$ 1,789